Restructuring Activities - Narrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Restructuring Cost and Reserve [Line Items]
Exit charges	$ 0	$ 800,000	$ 2,000,000.0
Restructuring expenses	1,715,000	4,590,000	5,800,000
Restructuring reserve	1,488,000	1,953,000	1,193,000
Employee Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	1,715,000	3,840,000
Restructuring reserve	$ 876,000	$ 718,000	$ 592,000